Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries		£ 40.6	£ 189.9		£ 235.5
Restructuring and transformation costs	£ 234.0	55.4	45.5	£ 68.3	302.3
Litigation Settlement		16.8
Proceeds from sale of freehold property		£ 159.0
Lease Term		15 years
Net gain from sale and leaseback		£ 7.9
Impairment Charge					126.1
Goodwill impairment					183.9
Restructuring Cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs		48.2	45.5		210.3
Transformation cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs		7.2			92.0
Chime Communications Ltd [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries		28.6
Globant S.A. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries			£ 185.3
Investor Day In December 2018 Restructuring and Transformation Plan [member] | Restructuring Cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs		£ 36.1
Brand names [member]
Disclosure Of Information About Operating Cost [line items]
Impairment Charge					58.6
Customer Relationship [member]
Disclosure Of Information About Operating Cost [line items]
Impairment Charge					67.5
Goodwill [member]
Disclosure Of Information About Operating Cost [line items]
Impairment Charge					183.9
Goodwill [member] | VMLY&R [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment					148.0
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment					£ 35.9